JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

March 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of

the Funds listed in Appendix A (the “Funds”)

File No. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 638 (Amendment No. 639 under the Investment Company Act of 1940, as amended) filed electronically on February 24, 2021.

Please contact the undersigned at (212) 270-6803 if you have any questions.

Very truly yours,

/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A

J.P. Morgan Specialty Funds

JPMorgan Emerging Markets Strategic Debt Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund